INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
INVENTORIES
Raw materials and supplies	$ 20.3	$ 23.5
Finished goods	87.6	81.8
Programs, broadcast and distribution rights	78.2	76.2
Work in progress	2.0	1.8
Total current inventories	188.1	183.3
Cost of inventories included in purchase of goods and services	718.8	737.7	$ 681.2
Write-downs of inventories	$ 11.1	$ 6.8	$ 5.8